CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Accounts Receivable (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 RUB (₽)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2022 USD ($)
Accounts Receivable, Net
Allowance for doubtful accounts	₽ (4,169)		₽ (2,716)
Total accounts receivable, net	58,014		43,568	$ 824.8
Movements in the allowance for doubtful accounts
Balance at the beginning of the period	2,716	$ 38.6	1,798
Current period allowance for expected credit losses	2,114	30.1	1,235
Write-off	(617)	(8.8)	(306)
Foreign exchange difference	(44)	(0.6)	(11)
Balance at the end of the period	4,169	$ 59.3	₽ 2,716
Past due receivables exceeding one year
Movements in the allowance for doubtful accounts
Receivables	₽ 2,163			$ 30.8